CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY DEFICIENCY (USD $)	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	(Deficiency)	Total UMeWorld Limited Stockholders Deficiency	Non-controlling Interest	Total
Beginning Balance, Amount at Sep. 30, 2012	$ 8,904	$ 38,568,360	$ (5,518)	$ (19,122,924)	$ 19,448,822	$ 155,502	$ 19,604,324
Beginning Balance, Shares at Sep. 30, 2012	89,036,000
Foreign Currency Translation			3,477		3,477	869	4,346
Non-Controlling Interest						15,620	15,620
Net Loss for the period				(19,658,287)	(19,658,287)		(19,658,287)
Completion of VIE		162,655			162,655		162,655
Re-domiciled to BVI		(16,687,499)		16,876,422	188,923		188,923
Ending Balance, Amount at Sep. 30, 2013	8,904	22,043,516	(2,041)	(21,904,789)	145,590	171,991	317,581
Ending Balance, Shares at Sep. 30, 2013	89,036,000
Warrants issued		2,652,990			2,652,990		2,652,990
Options issued		39,969			39,969		39,969
Foreign Currency Translation			(939)		(939)	(235)	(1,174)
Non-Controlling Interest						15,624	15,624
Net Loss for the period				(3,872,371)	(3,872,371)		(3,872,371)
Adjustment to Re-domiciled to BVI		(9,022)			(9,022)		(9,022)
Ending Balance, Amount at Sep. 30, 2014	$ 8,904	$ 24,727,453	$ (2,980)	$ (25,777,160)	$ (1,043,783)	$ 187,380	$ (856,403)
Ending Balance, Shares at Sep. 30, 2014	89,036,000